Nature of Operations and Going Concern Uncertainty (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Statement [Line Items]
Net loss	$ 3,240,744
Accumulated Deficit	78,030,629	$ 74,789,885
Cash and cash equivalents	319,057	1,073,574	$ 1,360,487	$ 5,247,738
Working capital deficit	223,065
Deferred flow-through share premium	52,157	$ 49,467	$ 96,617
Adjusted working capital deficit	170,908
Canadian exploration expenses [Member]
Statement [Line Items]
Capital commitments	$ 237,922